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                        American Independence Funds Trust



July 3, 2001



VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: AMERICAN INDEPENDENCE FUNDS TRUST - NESTEGG FUNDS (THE "TRUST") RULE 497(j) FILING
         SEC FILE NOS. 333-00447, 811-7505

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended.

As an Assistant Secretary of the Trust, I hereby certify that the Trust's definitive Prospectus, which would have been filed by the Trust pursuant to Rule 497(c), would not have differed from that contained in the Trust's most recent Post-Effective Amendment on Form N-1A, filed pursuant to EDGAR on June 22, 2001.

If you have any questions concerning this filing, please do not hesitate to call me at 614-470-8688, or in my absence, contact Christine Lowe at 614-470-8641.

Sincerely,



Curtis Barnes
Assistant Secretary
American Independence Funds Trust

Enclosures

cc: Christine Lowe